Provision for Income Taxes (Details 1)	12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013
Federal income tax at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	2.10%	2.60%
Permanent differences	(5.60%)	(0.50%)
Other	(2.10%)	1.60%
Change in valuation allowance	(27.20%)	(39.60%)
Changes in tax rates	(1.40%)	1.70%
Income tax expense	(0.20%)	(0.20%)